Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2016 USD ($)
Disclosure of associates [line items]
Total equity	$ 711,788	$ 715,718	$ 1,051,347	$ 894,204
Profit for the year	(2,442)	(444,838)	(268,120)
Write back/(impairment) of assets and investments			(28,758)
Borrowings	622,258	586,470
ZIM [Member]
Disclosure of associates [line items]
Total equity	(252,000)	(224,000)
Working capital	(296,000)	(186,000)
Operating profit from continuing operations	153,000	23,000	143,000
Profit for the year	13,000	120,000	11,000
Deferred Amounts						$ 116,000
Repayment of outstanding balance of deferred amounts					$ 29,000
Total amount of receivables sold to financial institution	72,000
Secured deferred amount		58,000
Write back/(impairment) of assets and investments				72,000
Write-back impairment			29,000
Borrowings	$ 84,000	$ 92,000	$ 120,000
ZIM [Member] | ZIM Deferred Amounts [Member]
Disclosure of associates [line items]
Interest rate basis	LIBOR
Adjustment to interest rate basis	2.80%
ZIM [Member] | Bottom of range [member]
Disclosure of associates [line items]
Liquidity	$ 125,000			$ 125,000
Fixed charge coverage ratio		0.90
Total leverage ratio		1
ZIM [Member] | Top of range [Member]
Disclosure of associates [line items]
Liquidity	184,000
Fixed charge coverage ratio		1
Total leverage ratio		9.00
ZIM [Member] | Implementation of IFRS 16 [Member]
Disclosure of associates [line items]
Working capital	$ 136,000